Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

The Company has federal and state net operating loss carryforwards with a full valuation allowance against the deferred tax assets as of March 31, 2024. No income tax expense or benefit was recorded for the three month periods ended March 31, 2024 and 2023 due to the Company’s net loss position.

10. INCOME TAXES

Components of the provision for income taxes for the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Current	$—	$—
Deferred	—	—
Total	$—	$—

No income tax benefit was recorded for the years ended December 31, 2023 and 2022 due to net losses and recognition of a valuation allowance. The following table represents a reconciliation of the tax expense computed at the statutory federal rate and the Company’s tax expense for the years ending December 31, 2023 and 2022:

	2023		2022
Tax expense (benefit) at statutory rate	$(2,229,000)	21.0%	$(3,193,000)	21.0%
State income tax expense (benefit), net of federal tax effect	(377,000)	3.6%	(162,000)	1.1%
Change in valuation allowance on deferred tax assets	2,360,000	-22.2%	3,355,000	-22.1%
Stock award forfeiture	440,000	-4.3%	—	-0.0%
Change in deferred tax rate	(102,000)	1.0%	—	0.0%
Return to provision adjustments	(92,000)	0.9%	—	0.0%
Income tax expense (benefit)	$—	0.0%	$—	0.0%

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets relate primarily to its net operating loss carry forwards and other balance sheet basis differences. In accordance with ASC 740, “Income Taxes,” the Company recorded a valuation allowance to fully offset the net deferred tax asset, because it is more likely than not that the Company will not realize future benefits associated with these deferred tax assets at December 31, 2023 and 2022. The tax effects of temporary differences and carry forwards that give rise to significant portions of the deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred revenue	$1,000	$3,000
Amortization	1,000	1,000
Stock based compensation	120,000	868,000
Net operating losses	5,686,000	3,002,000
Inventory reserve	27,000	—
Accrued expenses	407,000	—
Prepaid expenses	(8,000)	—
Valuation allowance	(6,234,000)	(3,874,000)
Net deferred tax assets:	$—	$—

At December 31, 2023, the Company had federal and state net operating loss carry forwards of approximately $23.9 million and $9.1 million, respectively. At December 31, 2022, the Company had federal and state net operating loss carryforwards of approximately $13.3 million and $2.2 million, respectively. The net operating loss carry forwards have no expiration.

The Company recognizes uncertain tax positions in accordance with ASC 740 on the basis of evaluating whether it is more likely than not that the tax positions will be sustained upon examination by tax authorities. For those tax positions that meet the more-likely-than not recognition threshold, the Company recognized the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement. As of December 31, 2023 and 2022, the Company has no unrecognized tax benefits. There are no unrecognized tax benefits included on the balance sheet that would, if recognized, impact the effective tax rate. The Company does not anticipate there will be a significant change in unrecognized tax benefits within the next 12 months.

The Company is subject to U.S. federal or state income tax examinations. The Company’s federal, state and local income tax returns are subject to examination by taxing authorities for the three years after the returns are filed, and the Company’s federal, state, and local income tax returns for 2022 and 2021 remain open to examination. Prior to the Company’s December 2021 conversion to a corporation, the Company was a limited liability company and therefore was a disregarded legal entity for income tax purposes. The Company’s policy is to recognize interest and penalties related to uncertain tax positions as a component of general and administrative expense.